CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	6 Months Ended		12 Months Ended		35 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013
Statement of Cash Flows [Abstract]
Net loss	$ (1,396,828)	$ (1,350,800)	$ (3,365,198)	$ (2,261,479)	$ (7,861,662)
Depreciation	2,240	2,240	4,480	2,197	8,917
Amortization of debt discounts	292,084	87,912	255,543	52,222	599,849
Amortization of financing costs	18,500	41,000	59,500		78,000
Non-cash interest	163,925	71,784	172,116	127,787	463,828
Stock based compensation	261,009	480,749	1,156,921	146,459	1,991,389
Common stock issued in settlement of accrued expenses	0	34,467			34,467
Fair value of warrants issued in connection with notes payable	43,568	0			43,568
Loss on settlement of debt	0	0	787,515		787,515
Loss on debt modification	0	0		88,849	88,849
Gain from change in fair value of derivative liabilities	(81,717)	(63,145)	(174,719)	(89,241)	(345,677)
Prepaid expenses				29,697
Advances from stockholders/officers	(15,000)	0	10,000	(42,000)	0
Accounts payable and accrued expenses	126,211	18,066	216,271	701,898	1,384,620
Net cash used in operating activities	(586,008)	(677,727)	(877,571)	(1,243,611)	(2,726,337)
Net cash acquired from reverse merger	0	0			223,586
Purchase of property and equipment	0	0		(13,441)	(13,441)
Payment of long term deposit	0	0			(9,330)
Net cash (used in) provided by investing activities	0	0	0	(13,441)	200,815
Proceeds from issuance of subsidiary's common stock	0	0			75
Proceeds from sale of common stock	30,500	85,000	85,000	1,004,200	1,119,700
Proceeds from exercise of warrants	0	230,000	230,000		230,000
Proceeds from issuance of notes payable	75,000	442,500	301,500		376,500
Proceeds from issuance of convertible notes payable	514,000	0	332,500	110,000	956,500
Repayments of convertible notes payable	0	(110,000)	(110,000)		(110,000)
Net cash provided by financing activities	619,500	647,500	839,000	114,200	2,572,775
Net increase (decrease) in cash	33,492	(30,227)	(38,571)	(142,852)	47,253
Cash, beginning of period	13,761	52,332	52,332	195,184
Cash, end of period	47,253	22,105	13,761	52,332	47,253
Interest paid	0	98,778	98,778		98,778
Income taxes paid	0	0			0
Non cash investing and financing activities:
Accrued warrants to be issued to referring brokers in connection with PPM subscription at $0.10 per share	0	0			29,400
Shares forfeited and cancelled by some Solar Wind Energy's stockholders acquired in connection with the merger upon resignation	0	0			12,060
Notes payable issued in settlement of accounts payable	0	0	268,270		268,270
Convertible notes payable issued in settlement of accrued officer salaries	0	0	280,000		280,000
Common stock issued in settlement of debt	$ 306,574	$ 0	$ 1,225,170		$ 1,531,744